Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2024
Derivative Instruments And Hedging Activities [Abstract]
Summary of Outstanding Derivative Instruments
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	March 31, 2023		March 31, 2024
	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives
Interest rate contracts
Interest rate swap agreements	43,464	3,139	49,347	3,876
Interest rate swaptions agreements	380	2,517	272	2,574

Foreign exchange contracts
Foreign exchange forward contracts	12,496	12,257	6,951	11,088
Swap agreements	3,774	5,781	7,442	4,066
Currency option contracts purchased	508	835	74	791
Currency option contracts written	—	5	—	4
Other currency contracts	4,540	998	5,958	1,544

Equity contracts
Equity future contracts	290	3,321	—	3,428
Equity swap agreements	—	5,270	—	1,916
Option contracts purchased	4,692	—	2,379	—

Total derivatives	70,144	34,123	72,423	29,287

Summary of Estimated Fair Values and Maturity Analysis for Notional Amounts of Sony's Outstanding Derivative Instruments
The estimated fair values and maturity analysis for notional amounts of Sony’s outstanding derivative instruments which are designated as hedging instruments are summarized as follows:

	Yen in millions
	March 31, 2023
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position

Cash flow hedging relationships
Foreign exchange forward contracts	70,125	—	70,125	458	—	Current assets: Other financial assets
Average rate (JPY/USD)	131.3	—
Currency option bought contracts	45,789	—	45,789	502	—	Current assets: Other financial assets
Average rate (JPY/USD)	125.8	—
Currency option sold contracts	47,995	—	47,995	—	835	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	131.9	—
Interest rate swap agreements	—	159,918	159,918	28,513	—	Non-current assets: Other financial assets
Average rate	—	1.5%

	Yen in millions
	March 31, 2024
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Cash flow hedging relationships
Foreign exchange forward contracts	92,973	—	92,973	—	1,580	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	145.7	—
Currency option bought contracts	17,224	—	17,224	70	—	Current assets: Other financial assets
Average rate (JPY/USD)	140.0	—
Currency option sold contracts	17,554	—	17,554	—	791	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	142.7	—
Interest rate swap agreements	—	181,704	181,704	33,098	—	Non-current assets: Other financial assets
Average rate	—	1.5%

Summary Of Changes in Fair Value Of Hedging Instruments Related to Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income
Changes in the fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income for the fiscal years ended March 31, 2023 and 2024 are summarized as follows:

	Yen in millions

	Foreign exchange contracts	Interest rate contracts	Total

Balance as of April 1, 2022	(5,503)	11,537	6,034

Changes in fair value of hedging instruments recognized in other comprehensive income	(26,950)	13,975	(12,975)
Reclassification adjustments to profit (loss) for the year *1 * 2	34,825	(4,012)	30,813
Deferred tax	(2,408)	(3,051)	(5,459)

Balance as of March 31, 2023	(36)	18,449	18,413

Changes in fair value of hedging instruments recognized in other comprehensive income	(28,288)	13,256	(15,032)
Reclassification adjustments to profit (loss) for the year *1 * 2	25,862	(8,880)	16,982
Deferred tax	742	(1,340)	(598)

Balance as of March 31, 2024	(1,720)	21,485	19,765

*1
In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.

*2	For the fiscal years ended March 31, 2023 and 2024, hedge ineffectiveness recognized in profit or loss was not material.